Derivatives and Hedging (Details)	Dec. 31, 2014
Future Contracts [Member] | Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	69.78%
Forward Contracts [Member] | Off-Exchange-Traded [Member]
Derivative [Line Items]
Percentage of total investments (in hundredths)	30.22%